Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income tax rate	0.00%	0.00%
Standard income tax rate	25.00%	25.00%
HONG KONG
Income tax description	The profits tax rate for the first HKD 2 million of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million ($256,000) of the assessable profit for the years ended September 30, 2024 and 2023.
Tax losses	$ 22,364
CHINA
Tax losses	$ 8,091,503
Income tax rate	25.00%